Cover	Aug. 11, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 11, 2022
Entity Registrant Name	LIANBIO
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40947
Entity Tax Identification Number	98-1594670
Entity Address, Address Line One	103 Carnegie Center Drive
Entity Address, Address Line Two	Suite 309
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	486-2308
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American depositary shares, each representing 1 ordinary share, $0.000017100448 par value per share
Trading Symbol	LIAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001831283